Reconciliation of Beginning and Ending Unrecognized Tax Benefit Amount (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Beginning Balance	$ 20,575	$ 19,642
Increases related to prior year tax positions	156	19
Increases related to current year tax positions	2,878	2,357
Lapse of statute of limitations	(1,457)	(1,444)
Ending Balance	$ 22,152	$ 20,575